UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment /_/; Amendment Number:  _______

     This Amendment (Check only one):   /_/ is a restatement.
                                        /_/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Accipiter Capital Management, LLC
Address:  666 5th Avenue, 35th Floor
          New York, New York 10103

Form 13F File Number: 28-10741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gabe Hoffman
Title:  Managing Member
Phone:  212-705-8700

Signature, Place, and Date of Signing:

        /s/ Gabe Hoffman, New York, NY, May 14, 2009

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/_/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/_/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         1
                                                ---------------

Form 13F Information Table Entry Total:                   17
                                                ---------------

Form 13F Information Table Value Total:             $ 64,936
                                                ---------------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          No.  Form 13F File Number     Name

          1    28-11738                 Gabe Hoffman
        -----  -----------------------  -----------------------

                                                     FORM 13F INFORMATION TABLE

                                                                                                                 VOTING AUTHORITY
                                                                                                                 ----------------
                                TITLE OF               VALUE    SHRS OR    SH/   PUT/  INVESTMENT    OTHER
  NAME OF ISSUER                 CLASS      CUSIP     (X$1000)  PRN AMT    PRN   CALL  DISCRETION   MANAGERS   SOLE    SHARED   NONE
  --------------                 -----      -----     --------  -------    ---   ----  ----------   --------   ----    ------   ----
ACURA PHARMACEUTICALS INC        COM        00509L703     182      28,409  S/H          OTHER       1           -       28,409   -
ATS MED INC                      COM        002083103   3,259   1,303,456  S/H          OTHER       1           -    1,303,456   -
BIOMARIN PHARMACEUTICAL INC      COM        09061G101   6,113     494,977  S/H          OTHER       1           -      494,977   -
COVENTRY HEALTH CARE INC         COM        222862104   4,477     346,014  S/H          OTHER       1           -      346,014   -
EMAGEON INC                      COM        29076V109   5,298   2,911,000  S/H          OTHER       1           -    2,911,000   -
HEALTH NET INC                   COM        42222G108   3,330     229,952  S/H          OTHER       1           -      229,952   -
MAKO SURGICAL CORP               COM        560879108     143      18,583  S/H          OTHER       1           -       18,583   -
MANNKIND CORP                    COM        56400P201      35      10,000  S/H          OTHER       1           -       10,000   -
MERIT MED SYS INC                COM        589889104   1,148      94,036  S/H          OTHER       1           -       94,036   -
NIGHTHAWK RADIOLOGY HLDGS INC    COM        65411N105   3,313   1,226,914  S/H          OTHER       1           -    1,226,914   -
ORCHID CELLMARK INC              COM        68573C107   2,770   4,397,772  S/H          OTHER       1           -    4,397,772   -
OSIRIS THERAPEUTICS INC          COM        68827R108   2,277     165,000  S/H          OTHER       1           -      165,000   -
QUESTCOR PHARMACEUTICALS INC     COM        74835Y101   2,253     457,900  S/H          OTHER       1           -      457,900   -
RURAL / METRO CORP               COM        781748108   3,234   3,717,147  S/H          OTHER       1           -    3,717,147   -
TRANSCEPT PHARMACEUTICALS INC    COM        89354M106     471     157,154  S/H          OTHER       1           -      157,154   -
TRIPLE-S MGMT CORP              CL B        896749108  25,424   2,063,626  S/H          OTHER       1           -    2,063,626   -
YM BIOSCIENCES INC               COM        984238105   1,209   3,100,326  S/H          OTHER       1           -    3,100,326   -